UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse High Yield Bond Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

George Hornig

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President
and Secretary

Michael A. Pignataro

Chief Financial Officer

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
100 East Pratt St.
Baltimore, MD 21202

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2009
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2009 (unaudited)

June 9, 2009

Dear Shareholder:

Performance Summary

11/1/08 – 04/30/09

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	6.90%
Total Return (based on market value)[1]	2.32%
Merrill Lynch US High Yield Master II Constrained Index[2]	15.71%

Market Review: A volatile, yet ultimately positive period

For the six-month period ending April 30, 2009, volatile conditions persisted in the credit markets. The high yield market experienced significant sell-offs from September through mid-December 2008, as financial market weakness deepened and losses were experienced across the board — from equities to bonds.

By mid-December, spreads on the Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, reached all-time wide levels of +2131 basis points versus the Treasury market. In the second half of the month, however, a series of government actions to support the financial markets and stimulate the broader economy resulted in a reversal in credit market momentum. This more positive sentiment was reinforced in March as (i) high yield mutual funds experienced inflows, (ii) additional information was provided regarding the U.S. government's stimulus plans, and (iii) several U.S. banks announced improvement in their first quarter earnings trends. This turnaround resulted in a gain of 25.8% for the Merrill Lynch US High Yield Master II Constrained Index from December 2008 to April 2009, and returns of 15.71% for the full semiannual period. Overall, spreads tightened 234 basis points versus Treasury bonds, ending the period at +1333 basis points.

BB-rated securities outperformed during the period, while CCC-rated securities performed in line with the Index and B-rated securities underperformed.

Default rates, as reported by Moody's Investor Services, rose from 3.0% in October 2008 to 8.3% in April 2009. The Merrill Lynch distress ratio (defined as the proportion of bonds trading over 1,000 bps — and a leading indicator of future defaults) ended the period at 57.2%, down from its recent high of 83.6% in November 2008.

Strategic Review and Outlook: Expecting continued volatility as fundamentals remain under pressure

For the six-month period ended April 30, 2009, the Fund underperformed the benchmark. While superior security selection in auto loans and media-cable contributed to performance, an underweight to finance and holdings in chemicals, gaming, electronics and media-broadcast hurt relative returns. In addition, an overweight to B-rated securities detracted from relative performance. Lastly, in the fourth quarter of 2008, the Fund was forced to decrease its' leverage as the decline in high yield bond market values caused the value of the Fund's assets to decline below a threshold contained in the Fund's financing facility, which also detracted from returns.

Given the deteriorating fundamental backdrop, portfolio management strategy has remained selective and we continue to opportunistically pare back exposures in riskier names. We have maintained core holdings in the more defensive industries and emphasized the high yield quality issues. In addition, we remain relatively constructive on several issuers in the cable and telecommunications space. In contrast, we remain cautious with respect to consumer-driven and more cyclical industries and have sought to limit exposures to these sectors.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2009 (unaudited)

Market conditions continue to be characterized by unprecedented volatility. In addition, recent performance numbers have highlighted the fact that high yield market valuations had reached extreme levels in the fourth quarter of 2008 — indicating default expectations of more than 20%. However, credit conditions remain tight and recent economic indicators have continued to weaken, which points to a severe global recession. While we believe recent policy initiatives should ultimately stabilize the financial markets as well as the broader global economy, we expect conditions to stay volatile as liquidity remains limited and balance sheet repair continues.

Martha Metcalf Chief Investment Officer*	George Hornig Chief Exective Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Assuming reinvestment of dividends of $0.18 per share.

2  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

*  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield Bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over ten years at JPMorgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate Bonds.

**  George Hornig is a Managing Director of Credit Suisse. He is the Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas. Mr. Hornig has been associated with Credit Suisse since 1999.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2009 (unaudited)

Top Ten Holdings

(% of net assets as of 4/30/09)

Security Description

1.	Ford Motor Credit Co. 7% 10/1/13	1.92%
2.	Texas Competitive Electric Holdings Co. 10.25% 11/1/15	1.89%
3.	GMAC LLC 7.25% 3/2/11	1.87%
4.	Intelsat, Ltd 9.25% 8/15/14	1.79%
5.	Nextel Communications 5.95% 3/15/14	1.67%
6.	CCH II LLC 10.25% 9/15/10	1.45%
7.	AMC Entertainment, Inc. 8% 3/1/14	1.37%
8.	Chesapeake Energy Corp. 6.88% 1/15/16	1.21%
9.	HCA, Inc. 9.25% 11/15/16	1.14%
10.	Sprint Nextel Corp. 6% 12/1/16	1.13%

Credit Quality Breakdown*

(% of total investments as of 4/30/09)

S&P Ratings
BBB	1.2%
BB	22.2
B	45.0
CCC	24.2
CC	2.3
C	0.7
D	3.1
NR	0.7
Subtotal	99.4
Equity and Other	0.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Yield Bond Fund

Average Annual Returns

April 30, 2009 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	(34.58)%	(11.40)%	(3.45)%	(1.38)%
Market Value	(39.32)%	(13.78)%	(6.38)%	(3.32)%

Credit Suisse currently waives fees and/or reimburses expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (111.1%)
Aerospace & Defense (1.0%)
$575	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$521,813
750	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC, Caa3)	04/01/15	8.500	256,875
625	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.44)	(CCC, Caa3)	04/01/15	8.875	121,875
950	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC, Ca)	04/01/17	9.750	237,500
					1,138,063
Agriculture (0.4%)
550	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00) ‡	(B-, B3)	11/01/10	11.000	503,250
Auto Loans (3.6%)
725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	667,204
2,900	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	2,163,020
325	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	08/10/11	9.875	284,526
1,225	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	935,681
					4,050,431
Auto Parts & Equipment (3.1%)
975	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	899,437
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa2)	03/01/17	7.875	127,875
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/10 @ $102.68)	(CCC+, Caa1)	04/01/13	10.750	738,000
750	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(CCC, Caa2)	12/01/13	8.500	112,500
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	644,000
525	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	160,125
848	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	775,920
193	Visteon Corp., Global Senior Unsecured Notes	(CCC-, C)	08/01/10	8.250	12,063
498	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00) ‡	(CCC-, Ca)	12/31/16	12.250	27,390
					3,497,310
Automotive (0.3%)
925	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	106,375
2,750	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	275,000
					381,375
Banks (3.2%)
2,390	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, NR)	03/02/11	7.250	2,104,051
744	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, NR)	04/01/11	6.000	617,780
47	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, NR)	12/15/11	6.000	38,562
99	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, NR)	12/31/13	7.500	62,424
1,007	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, NR)	12/01/14	6.750	745,978
119	GMAC LLC, Rule 144A, Subordinated Notes ‡	(CC, NR)	12/31/18	8.000	47,654
					3,616,449
Beverages (0.6%)
675	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	654,750
Brokerage (0.2%)
475	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/09 @ $102.00)	(B, B2)	06/15/11	8.000	266,000
Building & Construction (1.7%)
741	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	0.000	203,775
150	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	137,250
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CC, Caa2)	01/15/16	6.250	240,625
825	Meritage Homes Corp. Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	606,375
900	Standard Pacific Corp., Global Company Guaranteed Notes	(CCC-, Caa1)	08/15/15	7.000	513,000
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/10 @ $101.79)	(C, C)	04/01/13	10.750	200,000
					1,901,025

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building Materials (2.6%)
$1,000	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/10 @ $103.75)	(CCC-, Caa2)	03/01/14	11.250	$365,000
700	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	589,750
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B-, B3)	07/01/13	10.500	341,250
500	Dayton Superior Corp., Company Guaranteed Notes ø	(D, NR)	06/15/09	13.000	276,250
325	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	297,375
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/09 @ $102.44)	(CCC+, Caa1)	09/01/12	9.750	203,750
825	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CC, Caa3)	09/01/14	8.500	185,625
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) +	(C, Ca)	03/01/14	0.000	110,000
525	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(CC, Ca)	02/15/12	9.000	131,250
750	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(CCC, Caa1)	06/15/13	11.750	438,750
					2,939,000
Chemicals (2.7%)
300	Chemtura Corp., Company Guaranteed Notes ø	(D, NR)	06/01/16	6.875	154,500
550	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B-, B2)	11/15/14	0.000	470,250
1,125	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(CCC, Caa2)	12/01/14	9.750	390,938
1,050	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CC, Caa3)	12/01/16	11.500	241,500
275	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B2)	11/15/13	9.000	338,894
575	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	572,125
725	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	416,875
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50) ‡	(CCC+, B3)	08/15/14	9.000	217,375
225	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	212,625
					3,015,082
Computer Hardware (0.8%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	542,438
325	Seagate Technology International, Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $105.00) ‡	(BB+, Ba1)	05/01/14	10.000	321,750
					864,188
Consumer Products (1.8%)
950	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56) ‡	(CCC-, Caa3)	10/01/12	10.250	560,500
825	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	664,125
250	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	222,500
640	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	630,400
					2,077,525
Diversified Capital Goods (3.5%)
450	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	432,000
650	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	393,250
925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/09 @ $101.00) #‡	(B, B2)	12/15/13	5.195	624,375
100	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31) ‡	(B, B2)	12/15/13	8.625	81,500
625	General Cable Corp., Global Company Guaranteed Notes (Callable 05/18/09 @ $102.00) #	(B+, B1)	04/01/15	3.583	478,125
850	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	699,125
425	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	363,375
600	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	483,000
738	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	435,420
					3,990,170
Electric - Generation (8.6%)
1,500	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	1,207,500
1,175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	893,000
675	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	494,438
1,025	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	861,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation
$25	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	$25,125
447	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	415,955
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	335,125
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	530,750
100	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	90,750
175	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/17	7.875	157,063
3,725	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	2,132,562
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	672,687
1,225	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,127,000
550	The AES Corp., Rule 144A, Senior Unsecured Notes ‡	(BB-, B1)	04/15/16	9.750	547,250
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	165,375
					9,655,580
Electronics (2.7%)
950	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B2)	05/15/13	7.750	931,000
73	Ampex Corp., Secured Notes ^	(NR, NR)	09/30/09	12.000	58,774
1,325	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/11 @ $105.06)	(CCC, Caa3)	12/15/16	10.125	324,625
275	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	228,250
1,000	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	570,000
250	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	127,500
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	846,000
					3,086,149
Energy - Exploration & Production (6.9%)
725	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	503,875
150	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	144,000
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	264,000
1,525	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	1,362,969
450	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	459,000
1,000	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	835,000
50	Encore Acquisition Co., Senior Unsecured Notes (Callable 05/01/13 @ $104.75)	(B, B1)	05/01/16	9.500	48,375
450	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63) ‡	(BB-, B1)	06/15/19	7.250	376,875
525	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50) ‡	(BB-, B3)	06/01/16	9.000	451,500
800	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	584,000
950	PetroHawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/12 @ $103.94) ‡	(B, B3)	06/01/15	7.875	895,375
300	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	258,194
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	575,000
500	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	487,500
550	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	231,000
475	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B+, B3)	06/01/17	7.125	279,062
					7,755,725
Environmental (0.6%)
800	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	700,000
Food & Drug Retailers (0.7%)
925	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	633,625
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	72,750
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	24,813
					731,188
Food - Wholesale (0.8%)
250	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B-, Caa2)	11/01/14	7.500	208,750
175	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	164,500
800	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	520,000
					893,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Forestry & Paper (2.9%)
$478	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	$213,905
700	Cellu Tissue Holdings, Inc., Global Secured Notes	(B, B2)	03/15/10	9.750	635,250
750	Georgia-Pacific LLC, Global Senior Notes	(B+, B2)	01/15/24	8.000	641,250
300	Georgia-Pacific LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(BB-, Ba3)	01/15/17	7.125	285,000
300	Georgia-Pacific LLC Rule 144A Company Guaranteed Notes (Callable 05/01/13 @ $104.13) ‡	(BB-, Ba3)	05/01/16	8.250	301,500
475	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	431,062
625	Newark Group, Inc., Global Senior Unsecured Notes (Callable 03/15/10 @ $103.25)	(D, C)	03/15/14	9.750	9,375
675	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	185,625
950	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40) ø	(D, NR)	07/01/12	8.375	204,250
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	34,875
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	270,000
					3,212,092
Gaming (5.3%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69) ‡	(NR, NR)	12/15/14	9.375	85,250
200	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Ca)	03/15/10	7.875	119,000
1,975	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Ca)	05/15/11	8.125	938,125
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(CCC, Caa3)	08/01/13	8.000	551,250
280	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(B, B1)	11/15/19	7.250	117,600
575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50) ‡	(B, B3)	05/01/15	13.875	416,875
625	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ‡	(CC, Ca)	06/15/15	10.250	25,000
225	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03) ø	(D, NR)	06/01/12	8.125	326
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Ca)	11/15/10	12.000	161,250
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	909,375
950	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00) ø	(D, Caa3)	10/15/10	9.500	346,750
1,275	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ‡	(B+, B3)	11/15/15	8.500	280,500
1,150	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	04/01/16	6.875	586,500
700	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	01/15/17	7.625	404,250
600	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) ‡	(B, B3)	04/30/14	7.750	512,814
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ø	(NR, NR)	12/15/14	9.625	4,221
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+, B1)	09/15/14	9.125	569,625
					6,028,711
Gas Distribution (4.0%)
525	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	515,812
375	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	02/15/16	8.250	367,500
600	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	550,500
925	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes ‡	(BB, Ba3)	07/15/11	7.750	922,610
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	423,938
275	Inergy Finance Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	259,875
550	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	459,250
625	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13) ‡	(B, B2)	07/01/16	8.250	496,875
675	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	559,904
					4,556,264
Health Services (7.6%)
815	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	743,687
50	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	52,250
25	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	24,375
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	650,000
1,300	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,290,250
675	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	536,625
775	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	670,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services
$625	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	$540,625
175	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	179,375
525	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	488,250
400	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	367,000
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	499,125
1,350	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	1,262,250
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00) #	(B+, B3)	06/01/15	5.943	135,188
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	257,125
450	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	430,875
600	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	439,500
					8,566,875
Hotels (1.1%)
450	Felcor Lodging LP, Global Senior Secured Notes #	(B, B2)	12/01/11	4.443	258,750
925	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	811,688
225	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes	(BB, Ba1)	10/15/14	7.875	216,641
					1,287,079
Household & Leisure Products (0.4%)
450	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ 102.13)	(CCC+, Caa1)	01/15/13	8.500	392,625
lnvestments & Misc. Financial Services (0.3%)
700	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25) ‡	(CCC, Caa3)	11/15/15	10.500	357,000
Leisure (0.2%)
122	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12) ‡	(CCC-, Ca)	07/15/16	12.250	86,010
900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CC, C)	06/01/14	9.625	135,000
					221,010
Machinery (0.7%)
650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	578,500
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, B1)	11/15/17	8.000	206,250
					784,750
Media - Broadcast (1.2%)
725	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	333,500
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	155,025
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC, Ca)	09/15/14	5.500	188,000
925	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC-, Ca)	05/15/14	9.875	27,750
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	486,750
600	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC, Caa3)	06/15/15	9.250	72,000
370	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88) ‡	(CCC, Caa2)	03/15/15	9.750	59,200
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92) ø	(D, NR)	01/15/14	8.750	7,625
					1,329,850
Media - Cable (5.6%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	1,106,875
1,800	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00) ø	(D, NR)	09/15/10	10.250	1,638,000
792	Charter Communications Holdings Capital, Senior Unsecured Notes ø	(D, NR)	04/01/11	9.920	11,880
325	Charter Communications Operating Capital, Rule 144A, Secured Notes ø‡	(D, NR)	04/30/12	8.000	307,125
825	CSC Holdings Inc., Rule 144A, Senior Unsecured Notes ‡	(BB, B1)	04/15/14	8.500	845,625
675	CSC Holdings Inc., Rule 144A, Senior Unsecured Notes ‡	(BB, B1)	02/15/19	8.625	683,437
275	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25) ‡	(BB, B1)	06/15/15	8.500	279,812
200	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	192,000
225	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	209,813
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	165,375
825	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	820,875
					6,260,817

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Services (0.8%)
$450	Nielsen Finance Co., Rule 144A, Senior Notes (Callable 05/01/13 @ $105.75) ‡	(B-, Caa1)	05/01/16	11.500	$427,500
650	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/10 @ $102.46)	(B, B3)	04/15/14	7.375	487,500
					915,000
Metals & Mining - Excluding Steel (1.3%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50) ø	(D, NR)	12/15/14	9.000	3,375
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00) ø	(D, NR)	12/15/16	10.000	27,500
800	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	788,904
1,700	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00) #	(D, Caa2)	05/15/15	6.595	603,500
					1,423,279
Non-Food & Drug Retailers (3.5%)
600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	363,000
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	641,250
505	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	308,050
645	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	322,500
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B-, B3)	12/15/13	12.000	321,750
520	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	527,800
1,285	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	713,175
1,110	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	788,100
					3,985,625
Oil Field Equipment & Services (1.2%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	448,250
350	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75) ‡	(B+, B3)	01/15/16	9.500	250,250
350	Hornbeck Offshore Services, Inc. Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	290,500
450	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	371,250
					1,360,250
Packaging (2.5%)
850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	488,750
705	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	511,125
725	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83) ø	(D, NR)	12/01/12	11.000	29,000
325	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	300,625
725	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	589,969
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $102.13)	(CCC+, Caa1)	10/15/12	8.500	43,250
814	Pliant Corp., Global Senior Secured Notes (Callable 06/15/09 @ $100.00) ø	(D, NR)	06/15/09	11.850	328,728
600	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.83)	(CCC, Caa2)	02/15/14	8.500	507,000
					2,798,447
Printing & Publishing (2.1%)
1,400	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+, Caa2)	01/15/15	10.500	959,000
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/09 @ $102.63)	(B-, B3)	12/01/13	7.875	625,000
1,675	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00) ø	(D, NR)	11/15/16	8.000	35,594
1,025	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88) ‡	(C, B3)	05/15/15	11.750	205,000
1,800	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	110,250
785	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	437,637
					2,372,481
Railroads (0.5%)
600	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	522,000
Restaurants (0.4%)
525	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.50)	(B-, Caa1)	10/01/12	10.000	492,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Software/Services (2.7%)
$150	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	$130,875
750	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, B3)	09/24/15	9.875	522,188
1,275	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	1,115,625
1,150	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(CC, Caa1)	01/15/16	12.500	606,625
875	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	621,250
					2,996,563
Steel Producers/Products (1.6%)
500	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	450,000
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(CCC+, Caa2)	02/15/14	11.250	318,750
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(B, Caa1)	11/01/15	12.000	427,000
745	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88) ‡	(BB+, Ba2)	04/15/16	7.750	592,275
					1,788,025
Support-Services (5.3%)
300	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $101.00) #	(B, B3)	02/01/15	4.528	241,500
150	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	144,000
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50) ‡	(B, B1)	08/15/16	9.000	520,000
525	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B, B2)	02/15/13	9.500	511,875
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(CCC+, B2)	01/01/16	10.500	429,000
200	Iron Mountain, Inc., Company Guaranteed Notes	(B+, B2)	04/01/13	8.625	201,750
850	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	680,000
1,050	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	924,000
725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	469,438
475	Sotheby's, Rule 144A, Senior Notes ‡	(BBB-, Ba3)	06/15/15	7.750	344,375
925	Ticketmaster Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/12 @ $105.38) ‡	(BB-, Ba3)	07/28/16	10.750	635,937
1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC+, Caa1)	09/01/16	11.875	523,250
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(BB-, B2)	02/15/12	6.500	90,000
425	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.33)	(B, Caa1)	02/15/14	7.000	265,625
					5,980,750
Telecom - Integrated/Services (8.3%)
250	Cincinnati Bell, Inc. Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	238,750
400	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	397,000
200	DigitalGlobe, Inc. Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $105.25) ‡	(BB, Ba3)	05/01/14	10.500	202,000
200	Frontier Communications Corp. Senior Unsecured Notes	(BB, Ba2)	05/01/14	8.250	197,500
1,175	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,081,000
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	658,000
2,075	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63) ‡	(BB-, B3)	08/15/14	9.250	2,023,125
25	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44) ‡	(BB-, B3)	01/15/15	8.875	24,875
1,800	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00) #	(CCC, Caa1)	02/15/15	5.474	1,107,000
1,050	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	792,750
1,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	1,165,625
225	Qwest Corp. Rule 144A ‡	(BBB-, Ba1)	05/01/16	8.375	225,000
275	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	261,937
350	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	350,000
125	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB, Ba3)	03/15/19	7.000	118,125
550	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	550,000
					9,392,687
Telecom - Wireless (3.9%)
75	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	74,625
225	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	230,625
975	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	981,094
2,648	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	1,880,080

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Wireless
$1,525	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	$1,273,375
					4,439,799
Textiles & Apparel (0.5%)
575	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	546,250
Theaters & Entertainment (1.4%)
1,675	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, B2)	03/01/14	8.000	1,541,000
TOTAL U.S. CORPORATE BONDS (Cost $184,917,044)					125,267,927
FOREIGN CORPORATE BONDS (9.4%)
Aerospace & Defense (0.3%)
400	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada) ‡	(BB+, Ba2)	05/01/14	6.300	338,000
Chemicals (1.0%)
1,150	Cognis GMBH, Rule 144A, Senior Secured Notes (Germany) #‡	(B, B1)	09/15/13	3.320	805,000
2,075	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(CC, Ca)	02/15/16	8.500	321,625
					1,126,625
Electronics (1.0%)
750	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	658,125
325	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B, B3)	07/01/13	7.625	310,375
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/10 @ $100.00) (Cayman Islands) ø	(D, Ca)	02/01/11	9.250	10,000
50	NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	17,750
153	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands) ‡	(CCC, C)	07/15/13	10.000	121,644
					1,117,894
Energy - Exploration & Production (0.4%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, B3)	12/15/14	8.250	485,625
Forestry & Paper (0.7%)
2,325	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada) ø	(D, NR)	06/15/11	7.750	162,750
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	600,000
					762,750
Gaming (0.3%)
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg) ‡	(B+, B2)	06/15/15	8.250	341,876
Media - Cable (1.1%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	148,500
325	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany) ‡	(B, B2)	02/15/15	10.125	434,964
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B-, B2)	04/15/14	9.750	692,742
					1,276,206
Media - Diversified (0.5%)
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	504,000
Packaging (0.3%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands) ‡	(B-, B3)	09/15/14	9.250	309,742

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Pharmaceuticals (0.7%)
$150	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	$134,250
775	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	658,750
					793,000
Support-Services (0.1%)
525	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 11/01/09 @ $101.00) (Netherlands) #‡	(CCC+, Caa1)	05/01/15	7.115	163,484
Telecom - Integrated/Services (1.6%)
1,550	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,046,250
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg) #‡	(CCC, Caa3)	01/15/15	6.881	123,750
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $104.44) (Denmark) ‡	(B+, B1)	05/01/16	8.875	630,500
					1,800,500
Telecommunications Equipment (0.1%)
425	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada) ø‡	(D, NR)	07/15/16	10.750	114,750
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ø‡	(NR, NR)	11/15/12	9.875	21,367
Transportation - Excluding Air/Rail (1.3%)
1,375	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	852,500
825	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	602,250
					1,454,750
TOTAL FOREIGN CORPORATE BONDS (Cost $18,705,667)					10,610,569
BANK LOANS (0.3%)
Gaming (0.3%)
500	CCM Merger, Inc. (Cost $280,000)	(B+, B3)	07/21/12	8.500	330,000
Number of Shares
COMMON STOCKS (0.0%)
Chemicals (0.0%)
4,893	Huntsman Corp. (Cost $34,459)				26,226
PREFERRED STOCK (0.1%)
Banks (0.1%)
473	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $99,450) ‡				141,930
WARRANTS (0.0%)
Electrical Equipment (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10 (Cost $3,772,613) *^				2,043

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2009 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (0.8%)
$905	State Street Bank and Trust Co. Euro Time Deposit (Cost $905,000)	05/01/09	0.010	$905,000
TOTAL INVESTMENTS AT VALUE (121.7%) (Cost $208,714,233)				137,283,695
LIABILITIES IN EXCESS OF OTHER ASSETS (-21.7%)				(24,516,487)
NET ASSETS (100.0%)				$112,767,208

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $26,282,191 or 23.3% of net assets.

+  Step Bond - The interest rate is as of April 30, 2009 and will reset at a future date.

#  Variable rate obligations - The interest rate is the rate as of April 30, 2009.

ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets
Investments at value (Cost $208,714,233) (Note 2)	$137,283,695
Cash	213
Foreign currency at value (cost $182,616)	182,928
Dividend and interest receivable	5,151,783
Unrealized appreciation on forward currency contracts (Note 2)	19,338
Receivable for investments sold	9,604
Prepaid expenses and other assets	227,268
Total Assets	142,874,829
Liabilities
Advisory fee payable (Note 3)	92,263
Administrative services fee payable (Note 3)	21,385
Loan payable (Note 4)	28,500,000
Payable for investments purchased	1,369,094
Trustees' fee payable	21,205
Interest payable	26,525
Other accrued expenses payable	77,149
Total Liabilities	30,107,621
Net Assets
Applicable to 55,799,213 shares outstanding	$112,767,208
Net Assets
Capital stock, $.001 par value (Note 6)	$55,799
Paid-in capital (Note 6)	410,427,442
Accumulated net investment loss	(616,077)
Accumulated net realized loss on investments and foreign currency transactions	(225,689,826)
Net unrealized depreciation from investments and foreign currency translations	(71,410,130)
Net Assets	$112,767,208
Net Asset Value Per Share ($112,767,208/55,799,213)	$2.02
Market Price Per Share	$1.79

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$10,247,189
Dividends	19,146
Securities lending	844
Total investment income	10,267,179
Expenses
Investment advisory fees (Note 3)	658,262
Administrative services fees (Note 3)	51,424
Interest expense (Note 4)	519,150
Legal fees	89,123
Commitment fees (Note 4)	74,616
Directors' fees	53,456
Stock exchange listing fees	37,419
Printing fees (Note 3)	35,212
Audit and tax fees	20,019
Transfer agent fees	11,236
Custodian fees	9,497
Insurance expense	3,357
Miscellaneous expense	3,731
Total expenses	1,566,502
Less: fees waived (Note 3)	(98,739)
Net expenses	1,467,763
Net investment income	8,799,416
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(24,040,696)
Net realized gain from foreign currency transactions	199,776
Net change in unrealized appreciation (depreciation) from investments	21,440,973
Net change in unrealized appreciation (depreciation) from foreign currency translations	(253,524)
Net realized and unrealized loss from investments and foreign currency related items	(2,653,471)
Net increase in net assets resulting from operations	$6,145,945

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$8,799,416	$22,420,173
Net realized loss from investments and foreign currency transactions	(23,840,920)	(29,296,139)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	21,187,449	(82,749,809)
Net increase (decrease) in net assets resulting from operations	6,145,945	(89,625,775)
From Dividends
Dividends from net investment income	(9,982,513)	(22,627,498)
Net decrease in net assets resulting from dividends	(9,982,513)	(22,627,498)
From Capital Share Transactions (Note 6)
Issuance of 12,541 shares and 6,420 shares through the directors compensation plan (Note 3)	21,445	21,443
Reinvestment of dividends	90,276	—
Net increase in net assets from capital share transactions	111,721	21,443
Net decrease in net assets	(3,724,847)	(112,231,830)
Net Assets
Beginning of period	116,492,055	228,723,885
End of period	$112,767,208	$116,492,055
Undistributed net investment income (loss)	$(616,077)	$567,020

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2009 (unaudited)

Cash flows from operating activities
Investment income received	$10,648,140
Operating expenses paid	(2,282,891)
Purchases of short-term securities	(905,000)
Purchases of long-term securities	(34,594,457)
Sales/maturities of short-term securities, net	250,163
Proceeds from sales of long-term securities	68,256,934
Net cash provided by operating activities		$41,372,889
Cash flows from financing activities
Decrease in loan payable	(30,110,000)
Proceeds from issuance of shares	111,721
Cash dividends paid	(9,982,513)
Net cash used in financing activities		(39,980,792)
Net increase in cash		1,392,097
Cash — beginning of period		(1,208,956)
Cash — end of period		$183,141
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$6,145,945
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
Decrease in interest receivable	$1,396,519
Decrease in accrued expenses	(22,659)
Decrease in interest payable	(352,661)
Increase in prepaid expenses and other assets	(205,872)
Decrease in advisory fees payable	(233,936)
Net amortization of discount on investments	(1,015,558)
Purchases of short-term securities	(905,000)
Purchases of long-term securities	(34,594,457)
Proceeds from sales of long-term securities	68,256,934
Sales/maturities of short-term securities, net	250,163
Net change in unrealized appreciation from investments and foreign currencies	(21,187,449)
Net realized loss from investments and foreign currencies	23,840,920
Total adjustments		35,226,944
Net cash provided by operating activities		$41,372,889
Non-cash activity:
Issuance of shares through the directors compensation plan and dividend reinvestments		$111,721

See Accompanying Notes to Financial Statements.

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Credit Suisse High Yield Bond Fund

Financial Highlights

For the Six Months Ended 4/30/09
Per share operating performance	(unaudited)
Net asset value, beginning of period	$2.09
INVESTMENT OPERATIONS
Net investment income	0.16
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.05)
Total from investment operations	0.11
LESS DIVIDENDS
Dividends from net investment income	(0.18)
Return of capital	—
Total dividends	(0.18)
Offering costs charged to paid-in-capital	—
Net asset value, end of period	$2.02
Per share market value, end of period	$1.79
Total return (market value)[3]	2.32%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$112,767
Average debt per share	$0.58
Ratio of expenses to average net assets	2.95%[4]
Ratio of expenses to average net assets excluding interest expense	1.90%[4]
Ratio of net investment income to average net assets	17.66%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]
Portfolio turnover rate	16.82%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly higher or lower than the net asset value, may result in substantially different returns. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01	10/31/00	10/31/99
Net asset value, beginning of period	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98	$8.36
INVESTMENT OPERATIONS
Net investment income	0.40[1]	0.40[1]	0.40	0.47	0.53	0.55	0.65[1]	0.84	0.96[1]	0.98
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(2.00)	(0.08)	0.11	(0.35)	0.24	0.87	(0.80)	(1.63)	(1.80)	(0.38)
Total from investment operations	(1.60)	0.32	0.51	0.12	0.77	1.42	(0.15)	(0.79)	(0.84)	0.60
LESS DIVIDENDS
Dividends from net investment income	(0.41)	(0.40)	(0.42)	(0.51)	(0.58)	(0.61)	(0.71)	(0.86)	(0.98)	(0.98)
Return of capital	—	—	(0.03)	(0.02)	—	—	(0.10)	(0.02)	—	—
Total dividends	(0.41)	(0.40)	(0.45)	(0.53)	(0.58)	(0.61)	(0.81)	(0.88)	(0.98)	(0.98)
Offering costs charged to paid-in-capital	—	—	—	—	—	—	—	—	—	0.00[2]
Net asset value, end of period	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98
Per share market value, end of period	$1.97	$3.65	$4.50	$4.77	$5.24	$4.76	$4.10	$5.07	$6.19	$8.06
Total return (market value)[3]	(38.20)%	(10.72)%	5.23%	2.71%	25.49%	35.07%	(2.15)%	(3.21)%	(12.15)%	(5.71)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$116,492	$228,724	$231,765	$255,760	$244,523	$229,255	$180,889	$219,440	$286,838	$358,679
Average debt per share	$1.69	$1.98	$1.96	$2.05	$2.05	$1.81	$1.99	$2.49	$3.47	$3.18
Ratio of expenses to average net assets	3.76%	4.11%	4.20%	3.27%	2.51%	2.57%	2.91%	4.29%	4.81%	3.62%
Ratio of expenses to average net assets excluding interest expense	1.50%	1.37%	1.65%	1.68%	1.70%	1.73%	1.78%	1.73%	1.61%	1.53%
Ratio of net investment income to average net assets	11.68%	9.48%	9.67%	10.72%	11.99%	13.85%	15.17%	15.22%	12.90%	11.24%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.15%	—	—	—	—	—	—	—	—
Portfolio turnover rate	32.01%	49.18%	61.91%	31.05%	12.10%	15.96%	33.22%	46.11%	31.29%	60.23%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At April 30, 2009, the Fund held 0.05% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,840,600 and fair value of $60,817. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$168,156	$19,338
Level 2 — Other Significant Observable Inputs	137,054,722	—
Level 3 — Significant Unobservable Inputs	60,817	—
Total	$137,283,695	$19,338

*  Other financial instruments include futures, forwards and swap contracts.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

H) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, total earnings from the Fund's investment in cash collateral received

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

in connection with securities lending arrangements was $1,584, of which $529 was rebated to borrowers (brokers). The Fund retained $844 in income from the cash collateral investment, and SSB, as lending agent, was paid $211. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2009, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
USD	2,250,789	EUR	1,685,000	07/16/09	$(2,250,789)	$(2,232,131)	$18,658
USD	667,490	GBP	450,000	07/16/09	(667,490)	(666,810)	680
Total							$19,338

Currency Abbreviations:

EUR — Euro Currency

GBP — British Pound

USD — United States Dollar

K) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At April 30, 2009, the Fund had no outstanding credit default swap contracts.

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse. The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2007, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement. For the six months ended April 30, 2009, investment advisory fees earned and voluntarily waived were $658,262 and $98,739, respectively.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, administrative services fees earned by SSB (including out-of-pocket expenses) were $51,424.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares purchased by the Fund's transfer agent in the open market. Beginning in 2008, the Independent Trustees can elect to receive up to 100% of their annual retainer in shares of the Fund. During the six months ended April 30, 2009, 12,541 shares were issued through the directors compensation plan. Trustees as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid $13,213 for its services by the Fund.

Note 4. Line of Credit

The Fund had a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, as amended from time to time, primarily to leverage its investment portfolio. In December 2008, the Citibank Agreement was terminated and replaced by a line of credit with SSB (the "SSB Agreement"), dated December 12, 2008, primarily to leverage its investment portfolio. Under the SSB Agreement, the Fund may borrow the least of: a) $75,000,000; b) an amount that is no greater than 25% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. The SSB Agreement is subject to annual renewal in December 2009. At April 30, 2009, the Fund had loans outstanding under the SSB Agreement of $28,500,000. During the six months ended April 30, 2009, the Fund had borrowings under the agreements as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$32,289,724	1.986%	$58,610,000

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. There is no guarantee that the Fund's borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions, can result in adverse effects to its access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund's assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund's best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $24,303,612 and $55,015,074, respectively.

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $208,714,233, $1,435,508, $(72,866,046) and $(71,430,538), respectively.

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Shares issued through the directors compensation plan	12,541	6,420
Shares issued through reinvestment of dividends	49,063	—
Net increase	61,604	6,420

Note 7. Concentration of Risk

The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2009 (unaudited)

Note 9. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On April 14, 2009, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the "Fund") was held and the following matter was voted upon:

(1) To re-elect two trustees to the Board of Trustees of the Fund:

Name of Trustee	For	Withheld
James Cattano	41,102,175	1,618,945
Steven Rappaport	41,161,045	1,560,075

In addition to the trustees elected at the meeting, Enrique R. Arzac, Lawrence J. Fox and Terry Fires Bovarnick continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited)

The Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "Independent Trustees"), is required annually to review and re-approve the terms of the Fund's investment advisory agreement. During the most recent six months covered by this report, the Board reviewed and re-approved an investment advisory agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("Credit Suisse").

More specifically, at a meeting held on November 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Credit Suisse and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The most recent investment adviser registration form for Credit Suisse was provided to the Board, as were responses of Credit Suisse to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on their behalf. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of senior management and investment personnel of Credit Suisse. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the individual primarily responsible for day-to-day portfolio management services for the Fund.

In addition, the Board considered the investment and legal compliance programs of Credit Suisse, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board also evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.

Finally, the Board considered preliminary information from Credit Suisse's corporate parent about its search for a strategic partner for part of its asset management business. In reaching its determination to continue the Advisory Agreement, the Board relied upon Credit Suisse's undertaking and assurances to continue providing quality management, personnel and other resources necessary to continue providing advisory services of a nature, extent and quality at least comparable to those currently provided to the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse.

Fund Performance and Expenses

The Board considered the performance results of the Fund in comparison to the performance of a universe of leveraged, closed-end high current yield funds (the "Performance Universe"). Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Performance Universe for the Fund and provided the comparative data. The Board noted that the Fund had underperformed the median performance of the funds in its Performance Universe in some periods and outperformed the median performance of its Performance Universe in other periods.

The Board also considered information regarding the Fund's total expense ratio and its various components in comparison to expense information for a group of funds that was determined to be most similar to the Fund (the "Peer Group") and to the median expenses of a broader universe of relevant funds (the "Expense Universe"),

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

which comparative data was provided by Lipper. The Board noted that the overall expense ratio of the Fund is higher than the median overall expense ratios of the Fund's Peer Group and Expense Universe, including and excluding investment- related expenses and taxes. The Board also noted that the Fund's actual non-management expense ratio was below the median non-management expense ratios of its Peer Group and Expense Universe.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance results and expense comparisons supported the re-approval of the Advisory Agreement.

Investment Advisory Fee Rate

The Board reviewed the contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the Fund to Credit Suisse for investment advisory services.

Additionally, the Board considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with that of the other funds in its Peer Group and Expense Universe. The Board observed that the Advisory Agreement Rate and combined investment advisory and administration fee rates were higher than the median rates of funds in the Fund's Peer Group. The Board also noted, however, that Credit Suisse was voluntarily waiving a portion of its advisory fee. The Board further noted that the Fund's administrator is not affiliated with Credit Suisse and that the Fund's administration agreement and corresponding fees were negotiated at arm's length. The Board concluded that these and other factors supported the Advisory Agreement Rate.

Profitability

The Board received and considered an estimated profitability analysis of Credit Suisse based on the Advisory Agreement Rate and on revenues earned from other relationships between the Fund and Credit Suisse and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates derived from providing these services to the Fund were not excessive.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that any actual or potential economies of scale are shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints.

The Board observed that the Advisory Agreement did not initially offer breakpoints. However, the Board noted that as part of its past review and re-approval of the Advisory Agreements it had approved the inclusion of breakpoints in the Advisory Agreement Rate and, as a result, there would be potential for Fund shareholders sharing in potential economies of scale.

Information about Services to Other Clients

The Board considered information about the nature and extent of services and fee rates offered by Credit Suisse to other clients, including other registered investment companies, separate accounts and institutional investors and investment companies to which Credit Suisse serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was not excessive given the nature and extent of services offered and comparison with rates charged to other clients.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board also considered information regarding potential "fall-out" or ancillary benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. In particular, the Board considered that Credit Suisse may gain certain reputational benefits from managing the Fund.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews and detailed fund performance reports.

After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board members unanimously re-approved the Advisory Agreement.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

• Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

• Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

• We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

• We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

• In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

• To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2009.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse High Income Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by requesting a certificate or a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse High Yield Bond Fund
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 16, 2009.

Item 11. Controls and Procedures.

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 6, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2009